Schedule IV - Reinsurance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Life insurance in force, Gross amount	$ 38,743,278		$ 37,835,153		$ 36,532,268
Life insurance in force, Ceded to other companies	9,927,519	[1]	10,303,425	[1]	16,858,998	[1]
Life insurance in force, Assumed from other companies	550,942		578,980		602,378
Life insurance in force, Net amount	29,366,701		28,110,708		20,275,648
Life insurance in force, Percentage of amount assumed to net	1.90%		2.10%		3.00%
Premiums and contract charges, Gross amount	155,439		155,193		152,197
Premiums and contract charges, Ceded to other companies	23,753		27,101		59,321
Premiums and contract charges, Assumed from other companies	830		835		849
Premiums and contract charges, Net amount	132,516		128,927		93,725
Premiums and contract charges, Percentage of amount assumed to net	0.60%		0.60%		0.90%
Life insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and contract charges, Gross amount	139,430		140,834		138,973
Premiums and contract charges, Ceded to other companies	22,352		25,564		57,654
Premiums and contract charges, Assumed from other companies	830		835		849
Premiums and contract charges, Net amount	117,908		116,105		82,168
Premiums and contract charges, Percentage of amount assumed to net	0.70%		0.70%		1.00%
Accident and health insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and contract charges, Gross amount	16,009		14,359		13,224
Premiums and contract charges, Ceded to other companies	1,401		1,537		1,667
Premiums and contract charges, Net amount	$ 14,608		$ 12,822		$ 11,557

[1]	No reinsurance or coinsurance income was netted against premiums ceded in 2014, 2013 or 2012.